Fair Value Measurements (Freestanding Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized/unrealized gains (losses) included in net income	$ 8	[1],[2],[3],[4]	$ (12)	[1],[2],[3]
Fair value, Beginning Balance	93	[4]	154
Fair value, Ending Balance	84	[4]	93	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	5	[3],[4],[5]	(10)	[3],[5]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total realized/unrealized gains (losses) included in OCI	(5)	[4],[6]	(4)	[6]
Purchases	21	[4]	39
Settlements		[4]
Sales	(33)	[4]	(10)
Transfers into Level 3			7	[7]
Transfers out of Level 3		[4],[7]	(81)	[7]
Freestanding Derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	724	[4]	401	[4]
Total realized/unrealized gains (losses) included in net income	(632)	[1],[2],[3],[4]	(56)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	2	[4],[6]		[4],[6]
Purchases	326	[4]	513	[4]
Settlements	443	[4]	(134)	[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3	62	[4],[7]		[4],[7]
Fair Value, Ending Balance	925	[4]	724	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	(637)	[3],[4],[5]	(28)	[3],[4],[5]
Freestanding Derivatives [Member] | Hedging Derivatives [Member] | International [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	35	[4]	5	[4]
Total realized/unrealized gains (losses) included in net income	(21)	[1],[2],[3],[4]	(3)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[4],[6]		[4],[6]
Purchases	(58)	[4]	33	[4]
Settlements	104	[4]		[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3	8	[4],[7]		[4],[7]
Fair Value, Ending Balance	68	[4]	35	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	(5)	[3],[4],[5]	(5)	[3],[4],[5]
Freestanding Derivatives [Member] | US Macro Hedge Program [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	357	[4]	203	[4]
Total realized/unrealized gains (losses) included in net income	(323)	[1],[2],[3],[4]	(128)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[4],[6]		[4],[6]
Purchases	252	[4]	347	[4]
Settlements		[4]	(65)	[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3		[4],[7]		[4],[7]
Fair Value, Ending Balance	286	[4]	357	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	(322)	[3],[4],[5]	(107)	[3],[4],[5]
Freestanding Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | Hedging Derivatives [Member] | U.S. [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	883	[4]	600	[4]
Total realized/unrealized gains (losses) included in net income	(429)	[1],[2],[3],[4]	279	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[4],[6]		[4],[6]
Purchases	55	[4]	23	[4]
Settlements	(13)	[4]	(19)	[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3	23	[4],[7]		[4],[7]
Fair Value, Ending Balance	519	[4]	883	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	(425)	[3],[4],[5]	278	[3],[4],[5]
Freestanding Derivatives [Member] | Credit derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(561)	[4]	(390)	[4]
Total realized/unrealized gains (losses) included in net income	195	[1],[2],[3],[4]	(170)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[4],[6]		[4],[6]
Purchases		[4]	1	[4]
Settlements	371	[4]	(2)	[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3	(1)	[4],[7]		[4],[7]
Fair Value, Ending Balance	4	[4]	(561)	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	146	[3],[4],[5]	(163)	[3],[4],[5]
Freestanding Derivatives [Member] | Equity derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	40	[4]	4	[4]
Total realized/unrealized gains (losses) included in net income	(40)	[1],[2],[3],[4]	(9)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[4],[6]		[4],[6]
Purchases	76	[4]	45	[4]
Settlements	(19)	[4]		[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3		[4],[7]		[4],[7]
Fair Value, Ending Balance	57	[4]	40	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	(15)	[3],[4],[5]	(8)	[3],[4],[5]
Freestanding Derivatives [Member] | Interest rate derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(58)	[4]	(53)	[4]
Total realized/unrealized gains (losses) included in net income	(9)	[1],[2],[3],[4]	(21)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI	2	[4],[6]		[4],[6]
Purchases	1	[4]	64	[4]
Settlements		[4]	(48)	[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3	32	[4],[7]		[4],[7]
Fair Value, Ending Balance	(32)	[4]	(58)	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	(12)	[3],[4],[5]	(19)	[3],[4],[5]
Freestanding Derivatives [Member] | Other Derivatives Contracts [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	28	[4]	32	[4]
Total realized/unrealized gains (losses) included in net income	(5)	[1],[2],[3],[4]	(4)	[1],[2],[3],[4]
Total realized/unrealized gains (losses) included in OCI		[4],[6]		[4],[6]
Purchases		[4]		[4]
Settlements		[4]		[4]
Sales		[4]		[4]
Transfers into Level 3				[4],[7]
Transfers out of Level 3		[4],[7]		[4],[7]
Fair Value, Ending Balance	23	[4]	28	[4]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	$ (4)	[3],[4],[5]	$ (4)	[3],[4],[5]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[3]	All amounts in these rows are reported in net realized capital gains/losses. The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization DAC.
[4]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.
[5]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
[6]	All amounts are before income taxes and amortization of DAC.
[7]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.